Mergers and acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Schedule of acquisition of assets and liabilities and consideration paid

The following table summarizes the recognized amounts of assets acquired, liabilities assumed and consideration paid, at the date of acquisition:

Fair Value
Fair Value of identifiable net assets
Cash	$1,917,249
Trade and other receivables	2,024,454
Prepaid expenses	31,339
Right-of-use assets	365,184
Intangible assets	32,494,000
Goodwill	37,844,194
Accounts payable and accrued liabilities	(225,978)
Contract liabilities	(32,032)
Current portion of lease liabilities	(185,495)
Long-term lease liabilities	(204,294)
Deferred tax liability	(6,395,405)
$67,633,216

Purchase price
Consideration
Cash (a)	$10,429,399
Fair value of 5,200,000 common shares issued at $5.07 per share (b)	26,364,000
Deferred payment liability (c)	30,839,817
$67,633,216

a.	Cash consists of the $9,510,000 (USD $7,500,000) amount due on closing plus the estimated working capital and other adjustments of $919,399.

b.	The fair value per share was measured to be $5.07 based on the closing price of the Company’s shares on the TSX on the date of acquisition. Pursuant to the round down clause in the Outplayed MA, the total common shares issued were 7 common shares less than 5,200,000 common shares to be issued per the Outplayed MA. As at December 31, 2021, 35,770 consideration common shares in the amount of $181,389 were to be issued which was included in accounts payable and accrued liabilities. These common shares were issued on February 14, 2022.

c.	The fair value of the deferred payment liability is the present value of the payment of $10,778,000 (USD $8,500,000) due on the first anniversary of closing, the present value of the payment of $10,778,000 (USD $8,500,000) due on the second anniversary of closing, the present value of the first earn-out payment of $7,608,000 (USD $6,000,000) and the present value of the second earn-out payment of $7,608,000 (USD $6,000,000), see Note 17.

Ffsspa [member]
IfrsStatementLineItems [Line Items]
Schedule of acquisition of assets and liabilities and consideration paid

The following table summarizes the recognized amounts of assets acquired, liabilities assumed, and consideration paid, at the date of acquisition:

Fair Value

Fair value of identifiable net assets
Cash	$1,748,602
Trade and other receivables	85,031
Intangible assets	2,573,000
Goodwill	2,053,293
Accounts payable and accrued liabilities	(193,030)
Contract liabilities	(347,722)
Income tax payable	(62,517)
Deferred tax liability	(603,098)
$5,253,559

Purchase Price
Consideration:
Cash(a)	$2,937,520
Deferred payment liability(b)	2,316,039
$5,253,559

a.	Cash consists of the $2,937,520 (GBP £1,825,000) amount due on closing.

b.	The fair value of the deferred payment liability consists of the present value of the payment of $1,609,600 (GBP £1,000,000) due on the first anniversary of closing, the present value of earn-out cash payment of $804,800 (GBP £500,000) due on the first anniversary of closing and the present value of the cash payment of $80,480 (GBP £50,000) due on the second anniversary of closing, see Note 17.

Vedatis s p a [member]
IfrsStatementLineItems [Line Items]
Schedule of acquisition of assets and liabilities and consideration paid

The following table summarizes the recognized amounts of assets acquired, liabilities assumed and consideration paid, at the date of acquisition:

Fair Value
Fair Value of identifiable net assets
Cash	$156,168
Trade and other receivables	72,915
Property and equipment	2,097
Intangible assets	3,511,000
Goodwill	9,372,025
Accounts payable and accrued liabilities	(599,981)
Contract liabilities	(45,391)
Income tax payable	(233,829)
Deferred tax liability	(878,284)
$11,356,720

Purchase price
Consideration
Cash (a)	$7,006,067
Fair value of 226,563 common shares issued at $10.48 per share (b)	2,374,380
Deferred payment liability (c)	2,649,930
Settlement of pre-existing relationship (d)	(673,657)
$11,356,720

a.	Cash consists of the $7,130,507 (Euro €4,750,000) amount due on closing less a working capital recovery of $124,440.

b.	The fair value per share was measured to be $10.48 based on the closing price of the Company’s shares on the TSX on the date of acquisition.

(ii)	Vedatis SPA (continued)

c.	The fair value of the deferred payment liability is the present value of the payment of $1,109,850 (Euro €750,000) due on the first anniversary of closing and the present value of estimated earn-out payable to the former shareholders of Vedatis of $1,920,745 (Euro €1,297,976), see Note 17.

d.	The settlement of a pre-existing relationship consists of accounts payable due by the Company to Vedatis with a fair value of $673,657 which was effectively settled on the date of acquisition.

Tabwire e p a [member]
IfrsStatementLineItems [Line Items]
Schedule of acquisition of assets and liabilities and consideration paid

The following table summarizes the recognized amounts of assets acquired, liabilities assumed and consideration paid, at the date of acquisition:

Fair Value
Fair Value of identifiable net assets
Cash	$6,506
Trade and other receivables	76,647
Intangible assets	3,304,000
Goodwill	9,013,287
Accounts payable and accrued liabilities	(6,097)
Contract liabilities	(2,388)
Deferred tax liability	(941,970)
$11,449,985

Purchase price
Consideration
Cash (a)	$6,262,616
Fair value of 790,094 common shares issued at $6.63 per share (b)	5,238,323
Settlement of pre-existing relationship (c)	(50,954)
$11,449,985

a.	Cash consists of the $6,143,500 (USD $5,000,000) amount due on closing and the accounts receivable adjustment payable of $119,116.

b.	The fair value per share was measured to be $6.63 based on the closing price of the Company’s shares on the TSX on the date of acquisition.

c.	The settlement of a pre-existing relationship consists of accounts payable due by the Company to Tabwire with a fair value of $50,954 which was effectively settled on the date of acquisition.

Game knot e p a [member]
IfrsStatementLineItems [Line Items]
Schedule of acquisition of assets and liabilities and consideration paid

The following table summarizes the recognized amounts of assets acquired, liabilities assumed and consideration paid, at the date of acquisition:

Fair Value
Fair Value of identifiable net assets
Cash	$9,513
Trade and other receivables	19,119
Investments	6,317
Intangible assets	601,000
Goodwill	3,111,023
Accounts payable and accrued liabilities	(8,077)
Contract liabilities	(145,739)
Deferred tax liability	(168,160)
$3,424,996

Purchase price
Consideration
Cash (a)	$1,890,450
Fair value of 165,425 common shares issued at $5.57 per share (b)	921,417
Deferred payment liability (c)	613,129
$3,424,996

a.	Cash consists of the $1,890,450 (USD $1,500,000) amount due on closing.

b.	The fair value per share was measured to be $5.57 based on the closing price of the Company’s shares on the TSX on the date of acquisition.

c.	The fair value of the deferred payment liability is the present value of the payment of $631,750 (USD $500,000) due on the six-month anniversary of closing, see Note 17.

Addicting games s p a [member]
IfrsStatementLineItems [Line Items]
Schedule of acquisition of assets and liabilities and consideration paid

The following table summarizes the recognized amounts of assets acquired, liabilities assumed and consideration paid, at the date of acquisition:

Fair Value
Fair Value of identifiable net assets
Cash	$316,920
Trade and other receivables	674,067
Prepaid expenses	41,935
Property and equipment	6,476
Right-of-use assets	410,208
Intangible assets	16,539,000
Goodwill	28,947,665
Accounts payable and accrued liabilities	(411,057)
Contract liabilities	(755,019)
Income tax payable	(290,003)
Current portion of lease liabilities	(133,533)
Long-term lease liabilities	(284,773)
Other long-term debt	(144,948)
Deferred tax liability	(3,268,434)
$41,648,504

Purchase price
Consideration
Cash (a)	$12,477,901
Fair value of 2,661,164 common shares issued at $5.50 per share (b)	14,636,402
Deferred payment liability (c)	12,328,753
Settlement of pre-existing relationship (d)	2,205,448
$41,648,504

a.	Cash consists of the $12,631,330 (USD $10,090,533) amount due on closing less the estimated working capital and other adjustment recoveries of $153,429.

b.	The fair value per share was measured to be $5.50 based on the closing price of the Company’s shares on the TSX on the date of acquisition.

c.	The fair value of the deferred payment liability is the present value of the payment of $8,762,600 (USD $7,000,000) due on the first anniversary of closing and the present value of the payment of $4,756,840 (USD $3,800,000) due on the second anniversary of closing, see Note 17.

d.	The settlement of a pre-existing relationship consists of the investment Enthusiast Properties held in Addicting Games with a fair value of $2,115,525 plus interest receivable of $89,923 which is effectively settled on the date of acquisition, see Note 7.